Asset and Goodwill Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2020
Impairment of Assets [Abstract]
Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income
The following pre-tax asset impairments were recorded in the statement of income (loss):

Asset Impairments

(CAD$ in millions)	2020	2019
Fort Hills CGU	$1,244	$1,241
Frontier oil sands project	—	1,129
Steelmaking coal CGU	—	289
Other	—	31
Total	$1,244	$2,690

Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses
The following are the key assumptions used in our impairment testing calculations for the years ended December 31, 2020 and 2019:

	2020	2019
WCS heavy oil prices per barrel	Long-term real price in 2025 of US$46	Long-term real price in 2024 of US$50
Steelmaking coal prices per tonne	Long-term real price in 2025 of US$150	Long-term real price in 2024 of US$150
Copper prices per pound	Long-term real price in 2025 of US$3.00	Long-term real price in 2024 of US$3.00
Post-tax real discount rates	6%—8%	5.4%—6.0%
Long-term foreign exchange rates	1 U.S. to 1.30 Canadian dollars	1 U.S. to 1.30 Canadian dollars